N-2 - $ / shares		3 Months Ended
	Jun. 16, 2025	Mar. 31, 2025	Dec. 31, 2024
Cover [Abstract]
Entity Central Index Key	0001703079
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-284466
Investment Company Act File Number	811-23247
Document Type	N-2/A
Document Registration Statement	true
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	20
Entity Registrant Name	XAI OCTAGON FLOATING RATE & ALTERNATIVE INCOME TRUST
Entity Address, Address Line One	321 North Clark Street
Entity Address, Address Line Two	Suite 2430
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	312
Local Phone Number	374-6930
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Other Annual Expenses [Abstract]
Purpose of Fee Table , Note [Text Block]	SUMMARY OF TRUST EXPENSES The information contained under the heading “Fees and Expenses” in the Trust’s Annual Report is incorporated herein by reference.
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]

SENIOR SECURITIES

The information contained under the heading “Notes to Financial Statements—10. Preferred Stock and Senior Securities” in the Trust’s Annual Report is incorporated herein by reference.

The Trust currently employs leverage through the combination of a bank borrowing facility and preferred shares outstanding. As of March 31, 2025, the amount of outstanding borrowings under the facility was $227,000,000, which represented approximately 29.96% of the Trust’s Managed Assets. As of March 31, 2025, the outstanding 6.95% Series II 2029 Convertible Preferred Shares represented an aggregate liquidation preference of $30,000,000. The Trust also had 6.50% Series 2026 Preferred Shares outstanding with a total liquidation preference of $39,900,000. Total leverage was $296,900,000 as of March 31, 2025, representing 39.18% of the Trust’s Managed Assets.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND POLICIES

The information contained under the following headings in the Trust’s Annual Report are incorporated herein by reference: “Investment Objective and Policies—Investment Objective”; “Investment Objective and Policies—Investment Strategy”; and “Investment Objective and Policies—Investment Philosophy and Process.”

Risk Factors [Table Text Block]

RISKS

The information contained under the heading “Risks” in the Trust’s Annual Report is incorporated herein by reference. Investors should consider the specific risk factors and special considerations associated with investing in the Trust. An investment in the Trust is subject to investment risk, including the possible loss of your entire investment. A Prospectus Supplement relating to an offering of the Trust’s securities may identify additional risk associated with such offering.

Share Price [Table Text Block]

The following table sets forth, for each of the periods indicated, the high and low closing market prices for the Common Shares on the NYSE, the net asset value per Common Share and the premium or discount to net asset value per Common Share at which the Common Shares were trading.

	Market Price		Corresponding Net Asset Value Per Common Share		Corresponding Premium/(Discount) as a Percentage of Net Asset Value
Fiscal Quarter Ended	High	Low	High	Low	High	Low
March 31, 2025	$6.78	$5.91	$6.63	$6.09	2.26%	-2.96%
December 31, 2024	$7.15	$6.37	$6.66	$6.63	7.36%	-3.92%

Latest Share Price (Deprecated 2023-01-31)	$ 6.07
Latest Premium (Discount) to NAV [Percent]	593.00%
Latest NAV (Deprecated 2023-01-31)	$ 5.71
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE

The Trust is an unincorporated statutory trust organized under the laws of Delaware pursuant to a Certificate of Trust, dated as of April 4, 2017. The following is a brief description of the terms of the Common Shares, Indebtedness and Preferred Shares which may be issued by the Trust. This description is qualified by reference to the Trust’s Certificate of Trust, Agreement and Declaration of Trust (the “Declaration of Trust”) and By-Laws (collectively, the “Governing Documents”).

Common Shares

Pursuant to the Declaration of Trust, the Trust is authorized to issue an unlimited number of Common Shares of beneficial interest, par value $0.01 per share. Each Common Share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable. All Common Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Trust will send annual and semi-annual reports, including the financial statements and financial highlights, to all holders of its shares.

Any additional offerings of Common Shares will require approval by the Board of Trustees. Any additional offering of Common Shares will be subject to the requirements of the 1940 Act, which provides that shares may not be issued at a price below the then current net asset value, exclusive of sales load, except in connection with an offering to existing Common Shareholders or with the consent of a majority of the Trust’s outstanding voting securities.

The Trust’s currently outstanding Common Shares are, and Common Shares offered by this Prospectus will be, listed on the NYSE under the symbol “XFLT.”

The Trust’s net asset value per Common Share generally increases and decreases based on the market value of the Trust’s securities. Net asset value per Common Share will be reduced immediately following an offering of Common Shares by the amount of the sales load and offering expenses paid by the Trust. See “Use of Proceeds.”

The Trust will not issue certificates for Common Shares.

Issuance of Additional Common Shares. The provisions of the 1940 Act, including Section 23(b) of the 1940 Act, generally require that the public offering price (less underwriting commissions and discounts) of common shares sold by a closed-end investment company must equal or exceed the net asset value of such company’s common shares (calculated within 48 hours of the pricing of such offering), except, in pertinent part, (i) with the consent of a majority of its common shareholders; or (ii) in connection with an offering to the holders of one or more classes of its capital stock.

The Trust may, from time to time, seek the consent of Common Shareholders to permit the issuance and sale by the Trust of Common Shares at a price below the Trust’s then-current net asset value, subject to certain conditions. If such consent is obtained, the Trust may, contemporaneous with and in no event more than one year following the receipt of such consent, sell Common Shares at price below net asset value in accordance with any conditions adopted in connection with the giving of such consent. Additional information regarding any consent of Common Shareholders obtained by the Trust and the applicable conditions imposed on the issuance and sale by the Trust of Common Shares at a price below net asset value will be disclosed in the Prospectus Supplement relating to any such offering of Common Shares at a price below net asset value. Until such consent of Common Shareholders, if any, is obtained, the Trust may not sell Common Shares at a price below net asset value. Because the Trust’s advisory fee is based upon average Managed Assets, the Adviser’s interest in recommending the issuance and sale of Common Shares at a price below net asset value may conflict with the interests of the Trust and its Common Shareholders.

The Trust may also issue and sell Common Shares at a price below the Trust’s then-current net asset value in connection with an offering to the holders of its Common Shares pursuant to the issuance of subscription rights. See “Description of Subscription Rights.”

Other Securities [Table Text Block]

DESCRIPTION OF PREFERRED SHARES

The Trust’s Governing Documents provide that the Board of Trustees may authorize and issue Preferred Shares with rights as determined by the Board of Trustees, by action of the Board of Trustees without prior approval of the holders of the Common Shares.

Under the 1940 Act, the Trust may not issue Preferred Shares unless, immediately after such issuance, it has an “asset coverage” of at least 200% of the liquidation value of the outstanding Preferred Shares (i.e., such liquidation value may not exceed 50% of the value of the Trust’s total assets). For these purposes, “asset coverage” means the ratio of (i) total assets less all liabilities and indebtedness not represented by “senior securities” to (ii) the amount of “senior securities representing indebtedness” plus the “involuntary liquidation preference” of the Preferred Shares. “Senior security” generally means any bond, note, or similar security evidencing indebtedness and any class of shares having priority over any other class as to distribution of assets or payment of dividends. “Senior security representing indebtedness” means any “senior security” other than equity shares. The “involuntary liquidation preference” of the Preferred Shares is the amount that holders of Preferred Shares would be entitled to receive in the event of an involuntary liquidation of the Trust in preference to the Common Shares.

While Preferred Shares are outstanding, two of the Trust’s Trustees will be elected by the holders of Preferred Shares, voting separately as a class. The remaining Trustees of the Trust will be elected by Common Shareholders and Preferred Shares voting together as a single class. In the unlikely event the Trust failed to pay dividends on Preferred Shares for two years, Preferred Shares would be entitled to elect a majority of the Trustees of the Trust.

For any series of Preferred Shares issued by the Trust, our Board of Trustees will determine and the Prospectus Supplement relating to such issuance, which will accompany this Prospectus, will describe:

●	the designation and number of Preferred Shares of such series;

●	the rate and time at which, and the preferences and conditions under which, any dividends will be paid on Preferred Shares of such series, the cumulative nature of such dividends and whether such dividends have any participating feature;

●	any provisions relating to convertibility or exchangeability of the Preferred Shares of such series, including the conversion price or exchange ratio (or the calculation method), the conversion or exchange period (or how the period will be determined), if conversion or exchange will be mandatory or at the option of the holder or the Trust, provisions for adjusting the conversion price or the exchange ratio and provisions affecting conversion or exchange in the event of the redemption of the underlying securities;

●	the rights and preferences, if any, of holders of Preferred Shares of such series upon our liquidation, dissolution or winding up of our affairs;

●	the voting powers of the holders of Preferred Shares of such series;

●	any provisions relating to the redemption of the Preferred Shares of such series;

●	any limitations on the Trust’s ability to pay dividends or make distributions on, or acquire or redeem, other securities while Preferred Shares of such series are outstanding;

●	any conditions or restrictions on the Trust’s ability to issue additional Preferred Shares of such series or other securities while Preferred Shares of such series are outstanding;

●	if applicable, a discussion of certain U.S. Federal income tax considerations; and

●	any other relative power, preferences and participating, optional or special rights of Preferred Shares of such series, and the qualifications, limitations or restrictions thereof.

All Preferred Shares that the Trust may issue will be identical and of equal rank except as to the particular terms thereof that may be fixed by the Board of Trustees, and all shares of each series of Preferred Shares will be identical and of equal rank except as to the dates from which cumulative dividends thereon will be cumulative. Preferred Share investors should read the applicable accompanying prospectus supplement, as well as the statement of preferences that contains the terms of the applicable series of preferred stock.

DESCRIPTION OF SUBSCRIPTION RIGHTS

The Trust may issue subscription rights to holders of (i) Common Shares to purchase Common Shares and/or Preferred Shares or (ii) Preferred Shares to purchase Preferred Shares. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to holders of Common Shares and/or Preferred Shares, the Trust would distribute certificates evidencing the subscription rights and a Prospectus Supplement to our common or preferred shareholders as of the record date that we set for determining the shareholders eligible to receive subscription rights in such subscription rights offering. For terms of the subscription rights, please refer to the actual terms of such subscription rights which will be set forth in the subscription rights agreement relating to such subscription rights and described in the Prospectus Supplement.

The Trust generally may not issue and sell Common Shares at a public offering price (less underwriting commissions and discounts) less than the net asset value of the Trust’s Common Shares (calculated within 48 hours of the pricing of such offering). However, pursuant to Section 23(b) of the 1940 Act, the Trust may issue and sell Common Shares at a public offering price less than the net asset value of the Trust’s Common Shares in connection with the issuance of subscription rights to holders of Common Shares to purchase additional Common Shares. See “Description of Capital Structure.”

The applicable Prospectus Supplement, which would accompany this Prospectus, would describe the following terms of subscription rights in respect of which this Prospectus is being delivered:

●	the period of time the offering would remain open (which will be open a minimum number of days such that all record holders would be eligible to participate in the offering and will not be open longer than 120 days);

●	the title of such subscription rights;

●	the exercise price for such subscription rights (or method of calculation thereof);

●	the number of such subscription rights issued in respect of each share;

●	the number of rights required to purchase a single share;

●	the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;

●	if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;

●	the date on which the right to exercise such subscription rights will commence, and the date on which such right will expire (subject to any extension);

●	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

●	any termination right the Trust may have in connection with such subscription rights offering;

●	the expected trading market, if any, for rights; and

●	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

Exercise of Subscription Rights

Each subscription right would entitle the holder of the subscription right to purchase for cash such number of shares at such exercise price as in each case is set forth in, or be determinable as set forth in the Prospectus Supplement relating to the subscription rights offered thereby. Subscription rights would be exercisable at any time up to the close of business on the expiration date for such subscription rights set forth in the Prospectus Supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.

Upon expiration of the rights offering and the receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the Prospectus Supplement, the Trust would issue, as soon as practicable, the shares purchased as a result of such exercise. To the extent permissible under applicable law, the Trust may determine to offer any unsubscribed offered securities directly to persons other than shareholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable Prospectus Supplement.

Transferable Rights Offering

Subscription rights issued by the Trust may be transferrable. The distribution to shareholders of transferable rights, which may themselves have intrinsic value, also will afford non-participating shareholders the potential of receiving cash payment upon the sale of the rights, receipt of which may be viewed as partial compensation for any dilution of their interests that may occur as a result of the rights offering. In a transferrable rights offering, management of the Trust will use its best efforts to ensure an adequate trading market in the rights for use by shareholders who do not exercise such rights. However, there can be no assurance that a market for transferable rights will develop or, if such a market does develop, what the price of the transferable rights will be. In a transferrable rights offering to purchase Common Shares at a price below net asset value, the subscription ratio will not be less than 1-for-3, that is the holders of Common Shares of record on the record date of the rights offering will receive one right for each outstanding Common Share owned on the record date and the rights will entitle their holders to purchase one new Common Share for every three rights held (provided that any Common Shareholder who owns fewer than three Common Shares as of the record date may subscribe for one full Common Share). Assuming the exercise of all rights, such a rights offering would result in an approximately 33 1 / 3% increase in the Fund’s Common Shares outstanding.

Warrants or Rights, Called Title	SUBSCRIPTION RIGHTS
Outstanding Securities [Table Text Block]

The following information regarding the Trust’s authorized shares is as of March 31, 2025:

Title of Class	Amount Authorized	Amount Held by Trust for its own Account	Amount Outstanding Exclusive of Amounts held by Trust
Common Shares of Beneficial Interest	Unlimited	None	75,706,975
6.50% 2026 Term Preferred Shares (Liquidation Preference $25.00)	1,596,000	None	1,596,000
6.95% Series II 2029 Convertible Preferred Shares (Liquidation Preference $25.00)	1,800,000	None	1,200,000

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	321 North Clark Street
Entity Address, Address Line Two	Suite 2430
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
Contact Personnel Name	Benjamin McCulloch
Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid		$ 5.91	$ 6.37
Highest Price or Bid		6.78	7.15
Lowest Price or Bid, NAV		6.09	6.63
Highest Price or Bid, NAV		$ 6.63	$ 6.66
Highest Price or Bid, Premium (Discount) to NAV [Percent]		2.26%	7.36%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]		(2.96%)	(3.92%)
Common Shares of Beneficial Interest
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares of Beneficial Interest
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	75,706,975
6.50% 2026 Term Preferred Shares (Liquidation Preference $25.00)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	6.50% 2026 Term Preferred Shares
Outstanding Security, Authorized [Shares]	1,596,000
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	1,596,000
6.95% Series II 2029 Convertible Preferred Shares (Liquidation Preference $25.00)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	6.95% Series II 2029 Convertible Preferred Shares (Liquidation Preference $25.00)
Outstanding Security, Authorized [Shares]	1,800,000
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	1,200,000